12. FINANCIAL ASSETS AND LIABILITIES (Details 12) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	$ 388	$ 419
Total assets	1,231	1,604
Total liabilities	2,365	2,803
Level 1
Disclosure of financial assets [line items]
Investment funds	4
Derivative financial instruments	0
Other receivables	4	3
Total assets	373	408
Derivative financial instruments	0	0
Total liabilities	0	0
Level 2
Disclosure of financial assets [line items]
Investment funds	0
Derivative financial instruments	4
Other receivables	0	0
Total assets	4	0
Derivative financial instruments	3	1
Total liabilities	3	1
Level 3
Disclosure of financial assets [line items]
Investment funds	0
Derivative financial instruments	0
Other receivables	0	0
Total assets	11	11
Derivative financial instruments	0	0
Total liabilities	0	0
Total
Disclosure of financial assets [line items]
Investment funds	4
Derivative financial instruments	4
Other receivables	4	3
Total assets	388	419
Derivative financial instruments	3	1
Total liabilities	3	1
Government securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	113	298
Government securities | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	113	298
Government securities | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Government securities | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Shares
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	19	12
Shares | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	8	1
Shares | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Shares | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	11	11
Investment funds
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	244	106
Investment funds | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	244	106
Investment funds | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Investment funds | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	$ 0	$ 0